SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		$ 3,506		$ 2,607
Dividends paid		243	[1]		$ 20,025
Repurchase of ordinary shares, authorized amount		$ 40,000
Ordinary shares repurchased during the period		1,103,096
Stock repurchased, price paid per share excluding brokerage and transaction fees		$ 35.74
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	900,000
Options and restricted stock units outstanding		882,204
Ordinary shares reserved for issuance		1,333,377
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted		$ 13.18
Intrinsic value of options exercised		$ 1,761
Unrecognized compensation cost		$ 4,165
Unrecognized compensation cost, weighted-average recognition period		1 year 2 months 27 days

[1]	In 2016, dividend payment made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.